INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF LOSS BEFORE INCOME TAXES

The loss before income taxes of the Company for the nine months ended September 30, 2025 and 2024 were comprised of the following:

	For the nine months ended September 30,
	2025	2024
Tax jurisdictions from:
- Local	$(295,229)	$(115,739)
- Foreign, representing:
Hong Kong	(10,442)	(12,795)
British Virginia Island (non-taxable jurisdiction)	(2,700)	(2,550)
Labuan, Malaysia (non-taxable jurisdiction)	5,226	(34,409)
Malaysia	(23,619)	(225,155)
Loss before income taxes	$(326,764)	$(390,648)

The loss before income taxes of the Company for the years ended December 31, 2024 and 2023 were comprised of the following:

	For the years ended December 31,
	2024	2023
Tax jurisdictions from:
- Local	$(208,993)	$(222,011)
- Foreign, representing:
Hong Kong	(49,665)	(45,768)
British Virgin Islands	(2,550)	(2,550)
Labuan, Malaysia	(81,873)	(30,131)
Malaysia	300,104	415,749
Income before income taxes	$(42,977)	$115,289

SCHEDULE OF PROVISION FOR INCOME TAXES

Provision for income taxes consisted of the following:

	For the nine months ended September 30,
	2025	2024
Current:
- Local	$-	$-
- Foreign	$-	$-

Deferred tax assets:
- Local	$-	$-
- Foreign	$344	$48

Deferred tax liabilities:
- Local	$-	$-
- Foreign	$5,305	$9,681

Income tax payable:
- Local	$-	$-
- Foreign	$3,358	$3,358

Income tax assets:
- Local	$-	$-
- Foreign	$333,847	$352,785

Provision for income taxes consisted of the following:

	For the years ended December 31,
	2024	2023
Current:
- Local	$-	$-
- Foreign	$(118,991)	$(96,712)

Deferred tax assets:
- Local	$-	$-
- Foreign	$324	$43

Deferred tax liabilities:
- Local	$-	$-
- Foreign	$4,991	$12,013

Income tax payable:
- Local	$-	$-
- Foreign	$60,483	$3,358

Income tax assets:
- Local	$-	$-
- Foreign	$280,354	$219,698

SCHEDULE OF RECONCILIATION OF INCOME TAXES EXPENSES

The following table summarizes a reconciliation of the Company’s income taxes expenses:

	For the nine months ended September 30,
	2025	2024
Computed expected expenses	21%	21%
Effect of foreign tax rate difference	(0)%	(1)%
Valuation allowances	(40)%	(22)%
Others	19%	2%
Effective tax rate	0%	0%

	For the nine months ended September 30,
	2025	2024
Statutory federal income tax rate	21%	21%
Computed expected expenses	$68,620	$(82,036)
Effect of foreign tax rate difference	(92)	2,638
Valuation allowances	(130,551)	85,278
Others	62,023	(5,880)
Income tax expense	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of September 30, 2025 and 2024:

	As of September 30, 2025	As of September 30, 2024
Deferred tax assets:

Net operating losses carry forwards
- United States of America	$258,021	$176,439
- Hong Kong	12,805	8,531
- British Virgin Islands	-	-
- Labuan, Malaysia	-	-
- Malaysia	122,872	102,620
Total deferred tax assets	$393,698	$287,590
Less: valuation allowance	(393,698)	(287,590)
Deferred tax assets, net of valuation allowance	$-	$-